Business Acquisitions - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($)	Sep. 30, 2018	Jun. 30, 2018
Intangible assets	$ 4,224,113
Property and equipment	607,257
Deposit	5,521
Line of credit	(119,902)
Notes payable	(118,413)
Non-Controlling interest		$ (300,000)
Net Assets Acquired	4,598,576
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Intangible assets	750,189
Cash	45,736
Accounts Receivable, net	203,123
Other Assets	6,159
Property and equipment	18,647
Accounts Payable	(50,947)
Notes payable	(79,975)
Net Assets Acquired	892,931
BioFirma LLC [Member]
Intangible assets	1,429
Non-Controlling interest	(429)
Net Assets Acquired	$ 1,000